LEASES (Details Narrative) - USD ($)					1 Months Ended									12 Months Ended
	May 02, 2017	Apr. 06, 2016	Jan. 09, 2014	Feb. 08, 2013	Oct. 20, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 01, 2020	Apr. 30, 2019	Apr. 19, 2018	Feb. 01, 2018	Jan. 19, 2018	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2022
Long term Operating lease liability														$ 5,835,000	$ 7,003,000	$ 10,514,000
Operating lease Right of use assets														6,887,000	8,297,000	9,543,000
Current Operating lease liability														2,922,000	2,255,000
Lease expense		$ 52,875												2,573,000	1,983,000
Lease Agreement [Member]
Operating lease Right of use assets																467,000
Lease expense	$ 34,278	22,432	$ 19,230		$ 11,000	$ 8,389	$ 8,390	$ 1,800	$ 42,265	$ 62,848		$ 4,120
Remainder of lease, monthly payment		$ 52,855
Annual rate increase	2.50%		2.50%	3.00%	4.00%		3.00%	3.00%	3.50%	2.50%		3.50%
Lease expiry date	May 01, 2027	Apr. 05, 2026			Feb. 29, 2024			May 31, 2023	Jan. 31, 2025	Oct. 15, 2029		Jan. 31, 2023
Sublease Agreements [Member]
Annual rate increase													3.00%
Lease income											$ 5,163		$ 22,496
July 1, 2019 [Member]
Long term Operating lease liability														5,835,000		6,916,000
Operating lease Right of use assets														6,887,000		8,348,000
Current Operating lease liability														3,344,000		$ 2,275,000
Lease expense														$ 2,573,000	$ 1,983,000